Quarterly Holdings Report
for

Fidelity® Total International Equity Fund

January 31, 2021

TIE-QTLY-0321
1.863104.113

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 1.4%
Commonwealth Bank of Australia	4,634	$295,754
CSL Ltd.	3,532	733,462
Evolution Mining Ltd.	22,670	81,950
Imdex Ltd.	12,596	15,210
Kogan.Com Ltd.	3,280	45,096
Macquarie Group Ltd.	2,740	275,158

TOTAL AUSTRALIA		1,446,630

Austria - 0.2%
Erste Group Bank AG	7,636	233,983
Bailiwick of Jersey - 1.1%
Experian PLC	14,136	494,090
Ferguson PLC	2,230	258,923
Glencore Xstrata PLC	88,372	294,997
Integrated Diagnostics Holdings PLC (a)	30,000	32,280

TOTAL BAILIWICK OF JERSEY		1,080,290

Belgium - 1.0%
Anheuser-Busch InBev SA NV	5,155	323,593
Barco NV	1,204	23,327
KBC Ancora (b)	876	34,295
KBC Groep NV	6,311	442,061
UCB SA	2,067	214,519

TOTAL BELGIUM		1,037,795

Bermuda - 0.7%
Credicorp Ltd. (United States)	3,100	466,023
Shangri-La Asia Ltd. (b)	278,000	236,649

TOTAL BERMUDA		702,672

Brazil - 1.2%
B3 SA - Brasil Bolsa Balcao	47,250	516,422
Suzano Papel e Celulose SA (b)	63,152	716,194

TOTAL BRAZIL		1,232,616

Canada - 6.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	15,898	484,866
Barrick Gold Corp.	34,300	767,291
CAE, Inc.	16,012	361,749
Canadian National Railway Co.	6,070	614,809
Canadian Pacific Railway Ltd.	3,517	1,181,657
Constellation Software, Inc.	522	635,903
Franco-Nevada Corp.	5,834	694,970
McCoy Global, Inc. (b)	7,000	2,847
New Look Vision Group, Inc.	1,300	34,311
Nutrien Ltd.	8,506	418,931
Richelieu Hardware Ltd.	1,814	53,154
Summit Industrial Income REIT	2,700	27,955
Suncor Energy, Inc.	14,294	239,100
The Toronto-Dominion Bank	17,000	963,300
Topicus.Com, Inc. (b)(c)	1,249	4,700

TOTAL CANADA		6,485,543

Cayman Islands - 7.5%
Airtac International Group	5,000	178,501
Alibaba Group Holding Ltd. (b)	1,000	31,735
Alibaba Group Holding Ltd. sponsored ADR (b)	6,449	1,636,950
JD.com, Inc. sponsored ADR (b)	12,297	1,090,621
Kuaishou Technology (b)	2,000	29,665
Li Ning Co. Ltd.	48,000	300,571
Pinduoduo, Inc. ADR (b)	2,678	443,771
Sunny Optical Technology Group Co. Ltd.	16,600	437,200
Tencent Holdings Ltd.	35,000	3,118,616
Xinyi Solar Holdings Ltd.	210,000	460,452

TOTAL CAYMAN ISLANDS		7,728,082

China - 3.8%
China Life Insurance Co. Ltd. (H Shares)	258,000	547,932
China Merchants Bank Co. Ltd. (H Shares)	136,500	1,048,409
Haier Smart Home Co. Ltd. (A Shares)	203,900	1,010,340
Industrial & Commercial Bank of China Ltd. (H Shares)	1,459,000	930,653
Shenzhen Inovance Technology Co. Ltd. (A Shares)	21,200	313,824
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	7,334	26,209

TOTAL CHINA		3,877,367

Denmark - 0.6%
A.P. Moller - Maersk A/S Series B	122	250,608
Netcompany Group A/S (a)(b)	597	55,866
ORSTED A/S (a)	1,302	247,925
SimCorp A/S	437	56,830
Spar Nord Bank A/S	2,526	23,123

TOTAL DENMARK		634,352

Finland - 0.6%
Admicom OYJ	230	30,703
Kone OYJ (B Shares)	3,752	295,596
Musti Group OYJ	800	25,028
Sampo Oyj (A Shares)	4,833	203,401
Tikkurila Oyj	2,315	92,288

TOTAL FINLAND		647,016

France - 5.6%
ALTEN (b)	531	56,127
Atos Origin SA (b)	1,595	122,873
AXA SA	21,676	480,218
BNP Paribas SA (b)	11,724	562,232
Capgemini SA	1,630	236,381
Edenred SA	4,916	267,089
Laurent-Perrier Group SA	259	23,322
Lectra	900	25,721
Legrand SA	3,758	346,144
LVMH Moet Hennessy Louis Vuitton SE	1,540	931,077
Natixis SA (b)	20,619	78,144
Sanofi SA	8,356	785,868
SR Teleperformance SA	850	278,716
Total SA	17,620	742,655
Vetoquinol SA	600	62,765
VINCI SA	3,055	283,285
Vivendi SA	10,428	320,422
Worldline SA (a)(b)	1,620	137,735

TOTAL FRANCE		5,740,774

Germany - 6.1%
Bayer AG	5,511	333,542
CompuGroup Medical AG	473	46,839
CTS Eventim AG	1,347	79,575
Deutsche Borse AG	2,001	321,994
Deutsche Post AG	8,200	405,040
Hannover Reuck SE	1,592	247,292
HeidelbergCement AG	3,845	284,725
Infineon Technologies AG	4,958	198,635
Linde PLC	4,574	1,121,257
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,040	276,146
Nexus AG	1,420	91,676
Rheinmetall AG	1,741	184,531
RWE AG	7,337	315,729
SAP SE	5,827	739,377
Siemens AG	5,539	859,994
Vonovia SE	10,922	730,847

TOTAL GERMANY		6,237,199

Greece - 0.5%
National Bank of Greece SA (b)	196,309	464,788
Hong Kong - 2.5%
AIA Group Ltd.	108,417	1,307,157
China Resources Beer Holdings Co. Ltd.	72,000	636,120
Hong Kong Exchanges and Clearing Ltd.	9,000	577,384

TOTAL HONG KONG		2,520,661

Hungary - 0.7%
Richter Gedeon PLC	25,615	724,782
India - 2.5%
Embassy Office Parks (REIT)	7,200	34,720
Housing Development Finance Corp. Ltd.	22,208	724,762
Indian Energy Exchange Ltd. (a)	5,473	18,497
Larsen & Toubro Ltd.	28,571	523,383
Reliance Industries Ltd. sponsored GDR (a)	2,500	126,750
Shree Cement Ltd.	993	310,375
Solar Industries India Ltd.	18,328	298,604
State Bank of India (b)	128,078	495,894

TOTAL INDIA		2,532,985

Indonesia - 0.7%
PT Bank Mandiri (Persero) Tbk	1,237,540	578,984
PT Bank Rakyat Indonesia Tbk	374,113	111,461

TOTAL INDONESIA		690,445

Ireland - 0.9%
CRH PLC	10,267	421,305
CRH PLC sponsored ADR	7,833	322,250
FBD Holdings PLC (b)	1,472	12,647
Ryanair Holdings PLC (b)	400	6,880
Ryanair Holdings PLC sponsored ADR (b)	1,729	164,376

TOTAL IRELAND		927,458

Israel - 0.2%
Ituran Location & Control Ltd.	2,161	41,362
Maytronics Ltd.	2,000	35,021
Strauss Group Ltd.	2,255	64,242
Tel Aviv Stock Exchange Ltd.	7,200	38,590

TOTAL ISRAEL		179,215

Italy - 1.4%
Assicurazioni Generali SpA	10,440	178,513
Enel SpA	69,256	686,881
Interpump Group SpA	7,143	321,077
Mediobanca SpA (b)	25,365	226,676

TOTAL ITALY		1,413,147

Japan - 14.2%
Ai Holdings Corp.	1,100	20,699
Aoki Super Co. Ltd.	1,000	27,161
Artnature, Inc.	2,000	12,258
Aucnet, Inc.	1,300	16,271
Azbil Corp.	11,700	596,477
Broadleaf Co. Ltd.	10,200	61,446
Central Automotive Products Ltd.	1,000	24,755
Curves Holdings Co. Ltd.	6,600	52,487
Daiichikosho Co. Ltd.	1,500	51,554
Daikokutenbussan Co. Ltd.	400	21,309
DENSO Corp.	5,516	305,804
Digital Hearts Holdings Co. Ltd.	1,500	18,115
FANUC Corp.	3,446	899,645
Fujitsu Ltd.	1,801	274,832
Funai Soken Holdings, Inc.	1,250	27,674
Goldcrest Co. Ltd.	2,460	42,321
Hoya Corp.	8,364	1,069,605
Ibiden Co. Ltd.	3,123	144,902
Idemitsu Kosan Co. Ltd.	6,080	142,444
Itochu Corp.	13,629	390,023
Kao Corp.	2,394	173,633
Keyence Corp.	2,284	1,224,152
Kobayashi Pharmaceutical Co. Ltd.	550	61,855
Koshidaka Holdings Co. Ltd.	6,200	24,683
Kusuri No Aoki Holdings Co. Ltd.	400	32,765
Lasertec Corp.	3,650	489,594
Medikit Co. Ltd.	1,200	36,431
Minebea Mitsumi, Inc.	13,639	301,960
Miroku Jyoho Service Co., Ltd.	1,300	26,882
Misumi Group, Inc.	19,100	620,894
Mitsubishi Estate Co. Ltd.	7,671	120,984
Mitsubishi UFJ Financial Group, Inc.	76,735	346,518
Mitsuboshi Belting Ltd.	1,500	23,572
Mitsui Fudosan Co. Ltd.	5,585	112,958
Nabtesco Corp.	4,600	205,747
Nagaileben Co. Ltd.	2,500	72,557
Nihon Parkerizing Co. Ltd.	6,600	64,081
NS Tool Co. Ltd.	1,200	30,474
OBIC Co. Ltd.	1,851	347,421
Oracle Corp. Japan	1,343	158,347
ORIX Corp.	17,323	277,016
OSG Corp.	8,280	148,296
Paramount Bed Holdings Co. Ltd.	1,000	43,773
Poletowin Pitcrew Holdings, Inc.	1,500	16,612
ProNexus, Inc.	1,600	16,085
Recruit Holdings Co. Ltd.	17,428	758,073
San-Ai Oil Co. Ltd.	3,100	31,845
Shin-Etsu Chemical Co. Ltd.	2,730	473,700
Shinsei Bank Ltd.	12,822	157,421
SHO-BOND Holdings Co. Ltd.	7,280	316,582
Shoei Co. Ltd.	3,000	122,011
SK Kaken Co. Ltd.	120	44,107
SoftBank Group Corp.	5,434	420,988
Software Service, Inc.	400	42,198
Sony Corp.	3,654	349,734
Sumitomo Mitsui Financial Group, Inc.	11,326	351,880
Suzuki Motor Corp.	5,821	261,638
Takeda Pharmaceutical Co. Ltd.	3,889	136,775
Techno Medica Co. Ltd.	500	7,428
The Monogatari Corp.	210	23,176
TKC Corp.	300	19,734
Tocalo Co. Ltd.	2,800	38,119
Tokio Marine Holdings, Inc.	7,305	357,980
Tokyo Electron Ltd.	629	239,061
Toyota Motor Corp.	11,838	830,268
USS Co. Ltd.	14,900	293,035
Welcia Holdings Co. Ltd.	800	27,190
Workman Co. Ltd.	200	16,516

TOTAL JAPAN		14,496,531

Kenya - 0.1%
Safaricom Ltd.	473,159	153,997
Korea (South) - 4.0%
BGF Retail Co. Ltd.	140	21,281
Hyundai Motor Co.	2,438	499,202
Leeno Industrial, Inc.	269	36,896
Samsung Electronics Co. Ltd.	42,850	3,141,751
Shinhan Financial Group Co. Ltd.	15,678	430,042

TOTAL KOREA (SOUTH)		4,129,172

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (b)	10,216	223,678
InPost SA	4,700	112,933

TOTAL LUXEMBOURG		336,611

Mexico - 1.2%
CEMEX S.A.B. de CV sponsored ADR (b)	57,217	327,853
Grupo Financiero Banorte S.A.B. de CV Series O (b)	62,208	308,233
Wal-Mart de Mexico SA de CV Series V	195,594	556,754

TOTAL MEXICO		1,192,840

Netherlands - 3.1%
Aalberts Industries NV	3,100	139,909
AerCap Holdings NV (b)	2,457	93,956
Airbus Group NV	2,342	235,506
ASML Holding NV (Netherlands)	3,255	1,737,695
Koninklijke Philips Electronics NV	3,927	214,058
NN Group NV	5,994	249,499
Yandex NV Series A (b)	7,553	473,120

TOTAL NETHERLANDS		3,143,743

New Zealand - 0.1%
Auckland International Airport Ltd.	17,532	93,859
Norway - 0.4%
Adevinta ASA Class B (b)	8,268	123,360
Kongsberg Gruppen ASA	1,709	33,160
Medistim ASA	800	23,816
PatientSky Group A/S	10,000	15,411
Sbanken ASA (a)	2,800	22,163
Schibsted ASA (B Shares)	5,140	166,342
Volue A/S	4,000	22,415

TOTAL NORWAY		406,667

Philippines - 0.0%
Jollibee Food Corp.	2,971	10,985
Portugal - 0.1%
Galp Energia SGPS SA Class B	9,556	95,915
Russia - 0.8%
Lukoil PJSC sponsored ADR	7,084	504,097
Sberbank of Russia sponsored ADR	25,280	347,853

TOTAL RUSSIA		851,950

Singapore - 0.2%
United Overseas Bank Ltd.	14,331	252,227
South Africa - 0.7%
Clicks Group Ltd.	12,945	212,690
Impala Platinum Holdings Ltd.	37,870	511,418

TOTAL SOUTH AFRICA		724,108

Spain - 1.4%
Amadeus IT Holding SA Class A	8,103	517,322
Banco Santander SA (Spain)	150,606	439,605
Cellnex Telecom SA (a)	6,574	385,411
Fluidra SA	2,876	69,105
Unicaja Banco SA (a)	69,013	47,822

TOTAL SPAIN		1,459,265

Sweden - 3.0%
Addlife AB	7,256	126,949
AddTech AB (B Shares)	12,000	159,401
ASSA ABLOY AB (B Shares)	25,486	630,314
Atlas Copco AB (A Shares)	11,281	612,032
BHG Group AB (b)	1,500	28,146
Epiroc AB Class A	16,780	322,395
Ericsson (B Shares)	29,656	373,412
Investor AB (B Shares)	5,832	428,800
INVISIO AB	1,250	29,648
John Mattson Fastighetsforetag (b)	1,200	20,105
Lagercrantz Group AB (B Shares)	15,204	131,002
Volvo AB (B Shares)	6,456	159,772

TOTAL SWEDEN		3,021,976

Switzerland - 5.6%
Nestle SA (Reg. S)	14,434	1,618,002
Novartis AG	6,261	566,903
Roche Holding AG (participation certificate)	4,324	1,492,265
Schindler Holding AG:
(participation certificate)	1,232	325,721
(Reg.)	107	28,205
Siemens Energy AG (b)	5,163	191,601
Swiss Life Holding AG	327	149,376
Tecan Group AG	277	134,341
Temenos Group AG	1,362	172,553
UBS Group AG	32,819	472,265
Zurich Insurance Group Ltd.	1,430	571,839

TOTAL SWITZERLAND		5,723,071

Taiwan - 5.2%
Addcn Technology Co. Ltd.	3,772	28,616
ASE Technology Holding Co. Ltd.	159,000	523,414
ECLAT Textile Co. Ltd.	22,000	318,482
HIWIN Technologies Corp.	47,505	671,593
MediaTek, Inc.	13,000	406,090
Sporton International, Inc.	32,000	295,884
Taiwan Semiconductor Manufacturing Co. Ltd.	95,035	2,007,803
Unified-President Enterprises Corp.	284,000	689,443
Yageo Corp.	20,000	409,839

TOTAL TAIWAN		5,351,164

United Kingdom - 5.4%
Alliance Pharma PLC	35,718	42,381
Anglo American PLC (United Kingdom)	15,617	516,539
AstraZeneca PLC (United Kingdom)	2,078	211,979
Avon Rubber PLC	2,695	114,469
Beazley PLC	17,511	74,713
BHP Group PLC	43,024	1,179,087
Bodycote PLC	3,086	29,746
BP PLC	145,827	541,887
Clarkson PLC	1,180	40,419
Compass Group PLC	14,700	262,583
Dechra Pharmaceuticals PLC	5,002	247,137
DP Poland PLC (b)	91,518	12,978
Helios Towers PLC (b)	8,000	17,494
Howden Joinery Group PLC (b)	4,347	40,025
Imperial Brands PLC	7,942	159,961
InterContinental Hotel Group PLC ADR	2,673	164,577
Lloyds Banking Group PLC	556,592	249,761
London Stock Exchange Group PLC	3,131	371,697
Rightmove PLC (b)	24,063	197,556
Royal Dutch Shell PLC Class B sponsored ADR	5,386	187,918
Spectris PLC	9,018	375,129
Spirax-Sarco Engineering PLC	1,318	200,089
Standard Chartered PLC (United Kingdom)	35,242	214,394
Ultra Electronics Holdings PLC	1,477	40,414

TOTAL UNITED KINGDOM		5,492,933

United States of America - 5.2%
Alphabet, Inc. Class A (b)	147	268,622
Autoliv, Inc.	1,813	160,831
Black Knight, Inc. (b)	2,519	205,777
Lam Research Corp.	840	406,518
Marsh & McLennan Companies, Inc.	3,756	412,822
MasterCard, Inc. Class A	1,712	541,488
Moody's Corp.	1,508	401,520
Morningstar, Inc.	235	54,024
MSCI, Inc.	1,173	463,687
NICE Systems Ltd. sponsored ADR (b)	1,567	409,426
PriceSmart, Inc.	1,405	131,901
ResMed, Inc.	2,506	505,134
S&P Global, Inc.	1,228	389,276
Sherwin-Williams Co.	566	391,559
Visa, Inc. Class A	2,796	540,327

TOTAL UNITED STATES OF AMERICA		5,282,912

TOTAL COMMON STOCKS
(Cost $69,869,226)		98,757,726

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 0.0%
China - 0.0%
ByteDance Ltd. Series E1 (c)(d)	577	63,224
Nonconvertible Preferred Stocks - 1.5%
Brazil - 0.9%
Itau Unibanco Holding SA	85,327	441,965
Petroleo Brasileiro SA - Petrobras sponsored ADR	48,691	489,345
		931,310
Germany - 0.6%
Porsche Automobil Holding SE (Germany)	7,143	496,116
Sartorius AG (non-vtg.)	220	109,622
		605,738

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,537,048

TOTAL PREFERRED STOCKS
(Cost $1,475,403)		1,600,272

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.09% (e)
(Cost $1,820,121)	1,819,761	1,820,125
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $73,164,750)		102,178,123
NET OTHER ASSETS (LIABILITIES) - 0.2%		173,934
NET ASSETS - 100%		$102,352,057

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,074,449 or 1.0% of net assets.

 (b) Non-income producing

 (c) Level 3 security

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,224 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$63,224

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$408
Fidelity Securities Lending Cash Central Fund	181
Total	$589

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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